Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, plant and equipment
Total property, plant and equipment, gross	¥ 33,035,871	¥ 27,462,549
Less: Accumulated depreciatio	(10,233,542)	(6,294,080)
Less: Accumulated impairment loss	(27,391)	(27,536)
Total property, plant and equipment, net	22,774,938	21,140,933		$ 3,256,773
Depreciation expenses	4,525,501	2,994,826	¥ 1,758,370
Production machineries, facilities and equipment
Property, plant and equipment
Total property, plant and equipment, gross	12,525,627	9,171,888
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross	7,285,856	5,297,297
Building and building improvements
Property, plant and equipment
Total property, plant and equipment, gross	6,432,742	4,752,426
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross	921,617	3,293,537
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross	3,387,938	2,803,507
Motor vehicles
Property, plant and equipment
Total property, plant and equipment, gross	¥ 2,482,091	¥ 2,143,894